First Cash 401(k) Profit Sharing Plan	12 Months Ended
Dec. 31, 2013
Compensation and Retirement Disclosure [Abstract]
First Cash 401(k) Profit Sharing Plan
FIRST CASH 401(k) PROFIT SHARING PLAN

The First Cash 401(k) Profit Sharing Plan (the “Plan”) is provided by the Company for all full-time, U.S.-based, employees who have been employed with the Company for six months or longer. Under the Plan, a participant may contribute up to 100% of earnings, with the Company matching the first 6% at a rate of 40%. The employee and Company contributions are paid to a corporate trustee and invested in various funds. Company contributions made to participants' accounts become fully vested upon completion of five years of service. The total Company matching contributions to the Plan were $712,000, $602,000 and $525,000 for the years ended December 31, 2013, 2012 and 2011, respectively.